PIONEER EUROPE FUND
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


     `                                  July 2, 1998



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Europe Fund (the "Fund")
         File Nos. 33-36265 and 811-06151
         CIK No. 0000866707

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated July 1, 1998 and that the text of the Post-Effective Amendment has been filed electronically, Accession No. 0000866707-98-0000012.

     If you have any questions concerning the foregoing or the attachments, please call the undersigned collect at (617) 517-8909.

                                             Very truly yours,

                                             /s/Linda K. Nishi

                                             Linda K. Nishi
                                             Sr. Legal Product Manager

cc:      Joseph P. Barri, Esq.
         Mark Goshko, Esq.
         Michelle Rhee, Esq.
         Elizabeth Watson, Esq.
         Ms. Tracey Howard